Revolving Line of Credit and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Outstanding Principal Balance and Interest Rate

The following table summarizes the outstanding principal balance and estimated net book value of the computers and related equipment and software collateralizing the Company’s outstanding notes payable:

		Outstanding Principal Balance as of December 31,
	Interest Rate	2013	2012
Hardware Note	5.0%	$—	$286
Hardware and Software Note	4.5%	—	1,156
Credit Facility Notes	3.6%	—	4,535
Revolving line of credit	3.25%	5,757	—
Other Notes	5.0% - 10.0%	—	4

Total		$5,757	$5,981